LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.33%
Aerospace & Defense–2.00%
BAE Systems	526,551	$ 3,270,149
General Dynamics	24,856	3,440,816
†Mercury Systems	1,300	100,698
Textron	83,658	3,019,217
		9,830,880
Airlines–1.02%
†Southwest Airlines	134,430	5,041,125
		5,041,125
Auto Components–1.31%
†Aptiv	44,327	4,063,900
BorgWarner	61,634	2,387,701
		6,451,601
Automobiles–0.65%
Honda Motor ADR	135,403	3,209,051
		3,209,051
Banks–2.04%
Commerce Bancshares	72,568	4,084,853
Truist Financial	88,488	3,366,968
Westamerica Bancorporation	47,543	2,583,962
		10,035,783
Beverages–0.27%
†Boston Beer Class A	486	429,313
Constellation Brands Class A	4,869	922,724
		1,352,037
Biotechnology–1.03%
†ACADIA Pharmaceuticals	17,748	732,105
†Alnylam Pharmaceuticals	9,387	1,366,747
†Argenx ADR	3,517	923,283
†Immunomedics	10,944	930,568
†Seattle Genetics	2,292	448,522
†Turning Point Therapeutics	7,817	682,893
		5,084,118
Building Products–2.06%
Fortune Brands Home & Security	25,711	2,224,516
Johnson Controls International	156,539	6,394,618
Trane Technologies	12,626	1,530,902
		10,150,036
Capital Markets–5.93%
Ameriprise Financial	28,981	4,466,262
Bank of New York Mellon	77,453	2,659,736
Charles Schwab	76,329	2,765,400
LPL Financial Holdings	15,414	1,181,791
MarketAxess Holdings	2,680	1,290,661
MSCI	5,113	1,824,216
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Northern Trust	129,292	$ 10,080,897
State Street	33,826	2,006,897
T. Rowe Price Group	22,996	2,948,547
		29,224,407
Chemicals–0.11%
Albemarle	6,218	555,143
		555,143
Commercial Services & Supplies–1.20%
Republic Services	63,515	5,929,125
		5,929,125
Communications Equipment–1.50%
†Arista Networks	4,928	1,019,751
†F5 Networks	52,096	6,395,826
		7,415,577
Containers & Packaging–3.10%
Avery Dennison	11,130	1,422,859
Ball	21,633	1,798,135
Graphic Packaging Holding	161,846	2,280,410
Packaging Corp. of America	42,920	4,680,426
Sonoco Products	100,172	5,115,784
		15,297,614
Distributors–1.14%
Genuine Parts	50,156	4,773,346
†LKQ	29,772	825,578
		5,598,924
Diversified Consumer Services–0.14%
†Chegg	9,654	689,682
		689,682
Electric Utilities–3.42%
Edison International	92,910	4,723,545
Evergy	48,715	2,475,696
Eversource Energy	11,149	931,499
Pinnacle West Capital	78,167	5,827,350
Xcel Energy	42,295	2,918,778
		16,876,868
Electrical Equipment–4.96%
AMETEK	16,822	1,672,107
Emerson Electric	121,941	7,995,671
Hubbell	47,913	6,556,415
nVent Electric	358,426	6,340,556
Rockwell Automation	3,479	767,746
†Sensata Technologies Holding	25,255	1,089,501
		24,421,996
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.92%
Cognex	43,956	$ 2,861,536
†Keysight Technologies	20,402	2,015,309
TE Connectivity	46,954	4,589,284
		9,466,129
Energy Equipment & Services–0.17%
Baker Hughes	61,305	814,744
		814,744
Entertainment–0.59%
†Roku	7,782	1,469,242
†Zynga Class A	159,892	1,458,215
		2,927,457
Equity Real Estate Investment Trusts–2.41%
Healthpeak Properties	73,011	1,982,249
MGM Growth Properties Class A	102,519	2,868,481
Piedmont Office Realty Trust Class A	65,221	885,049
SBA Communications	2,360	751,613
Welltower	32,964	1,815,987
†Weyerhaeuser	124,782	3,558,783
		11,862,162
Food & Staples Retailing–1.94%
Koninklijke Ahold Delhaize	189,985	5,615,559
Sysco	63,199	3,932,242
		9,547,801
Food Products–3.99%
Conagra Brands	147,781	5,277,260
JM Smucker	46,121	5,327,898
Kellogg	56,060	3,620,915
Mondelez International Class A	36,726	2,109,909
Orkla	331,668	3,347,350
		19,683,332
Gas Utilities–1.19%
Atmos Energy	34,409	3,289,156
Spire	48,598	2,585,414
		5,874,570
Health Care Equipment & Supplies–5.98%
†Align Technology	7,289	2,386,127
Becton Dickinson & Co.	11,313	2,632,309
†DexCom	3,559	1,467,127
†Envista Holdings	220,345	5,438,115
†Hologic	38,013	2,526,724
†IDEXX Laboratories	907	356,551
†Masimo	7,637	1,802,790
Teleflex	7,082	2,410,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	76,618	$ 10,430,774
		29,451,371
Health Care Providers & Services–5.83%
†Amedisys	6,858	1,621,437
Cardinal Health	87,105	4,089,580
Encompass Health	32,268	2,096,775
†Henry Schein	67,668	3,977,525
McKesson	33,801	5,033,983
Quest Diagnostics	50,368	5,766,632
†Universal Health Services Class B	57,266	6,128,607
		28,714,539
Health Care Technology–1.79%
Cerner	67,601	4,886,877
†Teladoc Health	5,459	1,196,831
†Veeva Systems Class A	9,790	2,752,850
		8,836,558
Hotels, Restaurants & Leisure–1.60%
†Chipotle Mexican Grill	2,425	3,015,997
†Las Vegas Sands	27,394	1,278,204
Sodexo	50,150	3,574,880
		7,869,081
Household Durables–0.70%
DR Horton	21,866	1,653,725
†Mohawk Industries	18,257	1,781,701
		3,435,426
Household Products–0.32%
Kimberly-Clark	10,540	1,556,336
		1,556,336
Insurance–3.89%
Aflac	90,642	3,294,837
Arthur J. Gallagher & Co.	27,666	2,920,976
Brown & Brown	16,101	728,892
Chubb	70,248	8,157,198
Reinsurance Group of America	32,670	3,109,858
†Selectquote	46,877	949,259
		19,161,020
Interactive Media & Services–0.36%
†Match Group	16,249	1,797,952
		1,797,952
Internet & Direct Marketing Retail–0.20%
†Wayfair Class A	3,304	961,497
		961,497
IT Services–1.23%
†Euronet Worldwide	14,831	1,351,104

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Square Class A	15,273	$ 2,482,626
†Twilio Class A	9,073	2,241,848
		6,075,578
Leisure Products–0.28%
†Peloton Interactive Class A	14,030	1,392,337
		1,392,337
Life Sciences Tools & Services–0.72%
Bruker	13,724	545,529
†Mettler-Toledo International	2,231	2,154,588
†Repligen	5,841	861,781
		3,561,898
Machinery–3.60%
Cummins	11,981	2,529,908
Graco	22,382	1,373,136
IMI	256,847	3,464,783
Lincoln Electric Holdings	17,006	1,565,232
Oshkosh	40,289	2,961,242
PACCAR	47,773	4,074,081
Parker-Hannifin	8,642	1,748,622
		17,717,004
Media–0.81%
†Fox Class B	143,305	4,008,241
		4,008,241
Multi-Utilities–1.26%
Ameren	25,225	1,994,793
NorthWestern	87,059	4,234,550
		6,229,343
Oil, Gas & Consumable Fuels–1.45%
Cimarex Energy	34,614	842,158
ConocoPhillips	111,313	3,655,519
Noble Energy	308,387	2,636,709
		7,134,386
Paper & Forest Products–0.91%
Mondi	211,131	4,464,279
		4,464,279
Personal Products–0.30%
Shiseido	25,300	1,464,615
		1,464,615
Pharmaceuticals–0.43%
†Horizon Therapeutics	19,521	1,516,391
†Jazz Pharmaceuticals	4,134	589,467
		2,105,858
Professional Services–0.55%
†CoStar Group	1,160	984,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics	9,322	$ 1,727,460
		2,711,731
Road & Rail–1.49%
Heartland Express	159,071	2,958,721
JB Hunt Transport Services	9,180	1,160,168
Norfolk Southern	15,160	3,244,088
		7,362,977
Semiconductors & Semiconductor Equipment–4.02%
†Advanced Micro Devices	13,292	1,089,811
Applied Materials	85,046	5,055,985
Marvell Technology Group	45,145	1,792,257
†Maxim Integrated Products	41,291	2,791,685
Microchip Technology	14,174	1,456,520
Skyworks Solutions	16,771	2,440,180
Teradyne	19,790	1,572,513
Xilinx	34,517	3,598,052
		19,797,003
Software–4.29%
†Atlassian Class A	4,041	734,613
†Cadence Design Systems	33,481	3,570,079
†Coupa Software	3,532	968,616
†DocuSign	7,748	1,667,680
†Envestnet	13,003	1,003,311
†HubSpot	6,096	1,781,434
†Manhattan Associates	22,750	2,172,397
Open Text	38,666	1,633,252
†Palo Alto Networks	8,494	2,078,907
†RingCentral Class A	6,108	1,677,318
†Slack Technologies Class A	57,104	1,533,813
†Splunk	12,246	2,303,840
		21,125,260
Specialty Retail–1.70%
Advance Auto Parts	36,152	5,549,332
†Burlington Stores	8,567	1,765,573
†Five Below	8,406	1,067,562
		8,382,467
Technology Hardware, Storage & Peripherals–0.82%
HP	213,222	4,049,086
		4,049,086
Textiles, Apparel & Luxury Goods–0.38%
†Lululemon Athletica	5,660	1,864,234
		1,864,234
Thrifts & Mortgage Finance–0.49%
Capitol Federal Financial	262,405	2,431,182
		2,431,182

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.09%
MSC Industrial Direct Class A	76,264	$ 4,825,986
WW Grainger	1,482	528,733
		5,354,719
Wireless Telecommunication Services–0.75%
Rogers Communications Class B	92,562	3,671,755
		3,671,755
Total Common Stock (Cost $427,645,199)		450,027,895

EXCHANGE-TRADED FUND–1.52%
iShares Russell Mid-Cap Value ETF	92,472	7,475,436
Total Exchange-Traded Fund (Cost $6,071,232)		7,475,436
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.68%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	32,943,361	$ 32,943,361
Total Money Market Fund (Cost $32,943,361)		32,943,361

TOTAL INVESTMENTS–99.53% (Cost $466,659,792)	490,446,692
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	2,314,120
NET ASSETS APPLICABLE TO 42,082,262 SHARES OUTSTANDING–100.00%	$492,760,812

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(349,265,441)	USD	3,329,112	12/30/20	$12,575	$—
BOA	JPY	3,916,440	USD	(37,170)	12/30/20	20	—
CSI	EUR	(6,715,956)	USD	7,883,189	12/31/20	—	(8,729)
GSI	NOK	(26,364,953)	USD	2,819,618	12/30/20	—	(7,924)
JPMC	GBP	(7,379,156)	USD	9,400,495	12/31/20	—	(127,982)
MSC	CAD	(4,169,918)	USD	3,128,006	12/31/20	—	(5,268)
Total Foreign Currency Exchange Contracts						$12,595	$(149,903)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
8	British Pound	$645,200	$649,463	12/14/20	$—	$(4,263)
7	Euro	1,026,856	1,031,904	12/14/20	—	(5,048)
7	Japanese Yen	830,156	828,366	12/14/20	1,790	—
					1,790	(9,311)
Equity Contracts:
24	E-mini Russell 2000 Index	1,805,280	1,826,130	12/18/20	—	(20,850)
43	E-mini S&P 500 Index	7,206,800	7,280,608	12/18/20	—	(73,808)
65	E-mini S&P MidCap 400 Index	12,063,350	12,169,702	12/18/20	—	(106,352)
29	Euro STOXX 50 Index	1,085,994	1,104,449	12/18/20	—	(18,455)
9	FTSE 100 Index	678,382	688,336	12/18/20	—	(9,954)
4	Nikkei 225 Index (OSE)	879,533	878,981	12/10/20	552	—
					552	(229,419)
Total Futures Contracts					$2,342	$(238,730)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,560,731	$3,270,149	$—	$9,830,880
Airlines	5,041,125	—	—	5,041,125
Auto Components	6,451,601	—	—	6,451,601
Automobiles	3,209,051	—	—	3,209,051
Banks	10,035,783	—	—	10,035,783
Beverages	1,352,037	—	—	1,352,037
Biotechnology	5,084,118	—	—	5,084,118
Building Products	10,150,036	—	—	10,150,036
Capital Markets	29,224,407	—	—	29,224,407
Chemicals	555,143	—	—	555,143
Commercial Services & Supplies	5,929,125	—	—	5,929,125
Communications Equipment	7,415,577	—	—	7,415,577
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Containers & Packaging	$15,297,614	$—	$—	$15,297,614
Distributors	5,598,924	—	—	5,598,924
Diversified Consumer Services	689,682	—	—	689,682
Electric Utilities	16,876,868	—	—	16,876,868
Electrical Equipment	24,421,996	—	—	24,421,996
Electronic Equipment, Instruments & Components	9,466,129	—	—	9,466,129
Energy Equipment & Services	814,744	—	—	814,744
Entertainment	2,927,457	—	—	2,927,457
Equity Real Estate Investment Trusts	11,862,162	—	—	11,862,162
Food & Staples Retailing	3,932,242	5,615,559	—	9,547,801
Food Products	16,335,982	3,347,350	—	19,683,332
Gas Utilities	5,874,570	—	—	5,874,570
Health Care Equipment & Supplies	29,451,371	—	—	29,451,371
Health Care Providers & Services	28,714,539	—	—	28,714,539
Health Care Technology	8,836,558	—	—	8,836,558
Hotels, Restaurants & Leisure	4,294,201	3,574,880	—	7,869,081
Household Durables	3,435,426	—	—	3,435,426
Household Products	1,556,336	—	—	1,556,336
Insurance	19,161,020	—	—	19,161,020
Interactive Media & Services	1,797,952	—	—	1,797,952
Internet & Direct Marketing Retail	961,497	—	—	961,497
IT Services	6,075,578	—	—	6,075,578
Leisure Products	1,392,337	—	—	1,392,337
Life Sciences Tools & Services	3,561,898	—	—	3,561,898
Machinery	14,252,221	3,464,783	—	17,717,004
Media	4,008,241	—	—	4,008,241
Multi-Utilities	6,229,343	—	—	6,229,343
Oil, Gas & Consumable Fuels	7,134,386	—	—	7,134,386
Paper & Forest Products	—	4,464,279	—	4,464,279
Personal Products	—	1,464,615	—	1,464,615
Pharmaceuticals	2,105,858	—	—	2,105,858
Professional Services	2,711,731	—	—	2,711,731
Road & Rail	7,362,977	—	—	7,362,977
Semiconductors & Semiconductor Equipment	19,797,003	—	—	19,797,003
Software	21,125,260	—	—	21,125,260
Specialty Retail	8,382,467	—	—	8,382,467
Technology Hardware, Storage & Peripherals	4,049,086	—	—	4,049,086
Textiles, Apparel & Luxury Goods	1,864,234	—	—	1,864,234
Thrifts & Mortgage Finance	2,431,182	—	—	2,431,182
Trading Companies & Distributors	5,354,719	—	—	5,354,719
Wireless Telecommunication Services	3,671,755	—	—	3,671,755
Exchange-Traded Fund	7,475,436	—	—	7,475,436
Money Market Fund	32,943,361	—	—	32,943,361
Total Investments	$465,245,077	$25,201,615	$—	$490,446,692
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$12,595	$—	$12,595
Futures Contracts	$2,342	$—	$—	$2,342
Liabilities:
Foreign Currency Exchange Contracts	$—	$(149,903)	$—	$(149,903)
Futures Contracts	$(238,730)	$—	$—	$(238,730)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8